Cost of Revenue (Excluding Impairment Loss) (Details) - Schedule of cost of revenue (excluding impairment loss) - CNY (¥) ¥ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of cost of revenue (excluding impairment loss) [Abstract]
Lease expenses		¥ 116,054	¥ 207,766	¥ 345,208	¥ 494,111	¥ 383,690
Employee compensation and benefits		51,393	29,992
Depreciation and amortization		38,667	23,953	76,209	109,875	77,579
Advertising cost		221,565	111,279	278,679	469,367	22,292
Other operating costs	[1]	102,431	74,027	199,083	224,905	141,930
Total		¥ 530,110	¥ 447,017	¥ 968,069	¥ 1,369,392	¥ 663,609

[1]	Including costs for construction and design services, utilities, maintenance, daily cleaning and others.